Segments - Schedule of CODM expense categories (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
License and service revenue:			$ 0	$ 6,359	$ 0
Operating Expenses [Abstract]
Clinical and manufacturing	$ 1,659	$ 510	3,056	3,577	8,598
General and administrative	2,136	712	3,382	5,250	8,690
Total operating expenses	3,795	1,222	6,438	8,827	17,288
Loss from operations	(3,795)	(1,222)	(6,438)	(2,468)	(17,288)
Total other expense (income), net	41	(487)	443	(675)	234
Net loss	(3,754)	(1,709)	(5,995)	(3,143)	(17,054)
Segments Member
Segment Reporting Information [Line Items]
License and service revenue:			0	6,359	0
Operating Expenses [Abstract]
Clinical and manufacturing	672	38	718	1,193	2,577
Other research and development	987	472	2,338	2,384	6,021
Total research and development	1,659	510	3,056	3,577	8,598
General and administrative	2,136	712	3,382	5,250	8,690
Total operating expenses			6,438	8,827	17,288
Loss from operations	(3,795)	(1,222)	(6,438)	(2,468)	(17,288)
Total other expense (income), net	(41)	487	(443)	675	(234)
Net loss	$ (3,754)	$ (1,709)	$ (5,995)	$ (3,143)	$ (17,054)